Tax (Tables)	12 Months Ended
Dec. 31, 2020
Tax
Schedule of income tax expense
	December 31,	December 31,
	2020	2019
Current income tax	$18,669	$10,712
Deferred tax expense	-	-
Income tax expense	18,669	10,712

Summary of reconciliation between the statutory EIT

	December 31,	December 31,
	2020	2019
Income before income taxes	$122,316	$410,212
Tax rate	25%	25%
Provision for income taxes at the statutory tax rate	30,579	102,553
Change in valuation allowance	(25,431)	(64,378)
US GAAP adjustment	(61,093)	(300,485)
Permanent difference	74,542	271,110
Effect of different local tax rates	73	1,912
Income tax expense	$18,669	$10,712

Schedule of Deferred tax assets
	December 31,	December 31,
	2020	2019
Deferred tax asset	103,237	$71,413
Valuation allowance	(103,237)	(71,413)
Net deferred tax asset	-	-